Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities:
Net income:	$ 316,334	$ 381,019	$ 554,692
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	164,206	166,340	165,998
Amortization and write-off of financing costs	8,876	8,918	10,255
Amortization of deferred dry-docking and special survey costs	23,627	19,782	13,486
Amortization of assumed time charter	(625)	(197)	198
Amortization of hedge effectiveness excluded component from cash flow hedges	6,084	4,354	1,286
Equity based payments	8,427	5,850	7,089
Increase in short-term investments	(926)	(3,618)	(1,296)
(Gain) / loss on derivative instruments, net	38,052	(4,801)	(2,698)
Gain on sale of vessels, net	(3,788)	(112,220)	(126,336)
Loss on vessels held for sale	0	2,305	0
Vessels' impairment loss	0	434	1,691
Income from equity method investments	(12)	(764)	(2,296)
Changes in operating assets and liabilities:
Accounts receivable and margin deposits	(24,272)	(36,619)	(6,150)
Due from related parties	(5,070)	(281)	(3,838)
Inventories	3,610	(32,975)	(6,674)
Insurance claims receivable	(3,512)	(20,582)	(4,209)
Prepayments and other	8,625	(59,088)	(361)
Accounts payable	2,656	27,896	(710)
Due to related parties	3,661	(928)	638
Accrued liabilities	(6,054)	(12,542)	21,903
Unearned revenue	(3,373)	17,191	(2,267)
Other liabilities	10,511	11,140	1,039
Dividend from equity method investees	0	4,002	1,114
Dry-dockings	(24,188)	(43,233)	(38,330)
Accrued charter revenue	14,867	9,985	(2,631)
Net Cash provided by Operating Activities	537,716	331,368	581,593
Cash Flows From Investing Activities:
Capital provided to equity method investments	0	(1,274)	0
Return of capital from equity method investments	544	2,927	14
Payments to acquire short-term investments	(72,064)	(199,555)	(178,718)
Settlements of short-term investments	71,983	305,695	60,000
Proceeds from the settlement of insurance claims	11,089	7,763	2,769
Acquisition of a subsidiary, net of cash acquired	0	2,796	0
Acquisition of non-controlling interest in subsidiary	(282)	0	0
Issuance of investments in leaseback vessels	(99,399)	(198,832)	0
Capital collections from vessels' leaseback arrangements	65,786	18,832	0
Vessel acquisition and advances/Additions to vessel cost	(181,084)	(83,494)	(61,895)
Proceeds from the sale of vessels, net	123,920	224,235	220,318
Net Cash provided by / (used in) in Investing Activities	(79,507)	79,093	42,488
Cash Flows From Financing Activities:
Proceeds from long-term debt and finance leases	528,007	576,206	1,014,284
Repayment of long-term debt and finance leases	(841,979)	(832,168)	(984,313)
Payment of financing costs	(3,381)	(25,149)	(20,129)
Capital contribution from non-controlling interest to subsidiary	376	16,163	3,750
Repurchase of common stock	0	(60,000)	(60,095)
Dividends paid	(74,147)	(71,867)	(119,548)
Net Cash used in Financing Activities	(505,477)	(396,815)	(166,051)
Net increase /(decrease) in cash, cash equivalents and restricted cash	(47,268)	13,646	458,030
Cash, cash equivalents and restricted cash at beginning of the year	825,204	811,558	353,528
Cash, cash equivalents and restricted cash at end of the year	777,936	825,204	811,558
Supplemental Cash Information:
Cash paid during the year for interest	147,070	152,628	100,699
Non-Cash Investing and Financing Activities:
Dividend reinvested in common stock of the Company	11,256	16,321	30,231
Right-of-use assets obtained in exchange for operating lease obligations	281,629	440,202	0
Series E Preferred Stock [Member]
Cash Flows From Financing Activities:
Redemption of Preferred Stock (Series E)	$ (114,353)	$ 0	$ 0